WANGER ADVISORS TRUST

227 W. MONROE STREET, SUITE 3000

CHICAGO, IL  60602

July 18, 2007

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Ladies and Gentlemen:

Wanger Advisors Trust

1933 Act Registration No. 33-83548

1940 Act Registration No. 811-08748

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Wanger Advisors Trust (the “Trust”) certifies that:

a.                                       the form of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.                                      the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on June 15, 2007.

Very truly yours,

WANGER ADVISORS TRUST

By:	/s/ Bruce H. Lauer
Bruce H. Lauer, Vice President, Secretary and
Treasurer